Geographic areas and major customers (Sales to Single Customers Exceeding 10% of Sales) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue, Major Customer [Line Items]
Sales	$ 124,131	$ 150,582	$ 128,460
Customer A [Member]
Revenue, Major Customer [Line Items]
Sales	26,808	3,733	3,439
Customer B [Member]
Revenue, Major Customer [Line Items]
Sales	$ 11,018	$ 22,926	$ 19,184